RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				12 Months Ended
	Apr. 29, 2019	Jun. 29, 2018	Jun. 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Related party transaction repaid				$ 11,617
Accounts payable - related party				9,857	4,373
Commissions - related party				25,562	$ 28,655
Number of shares issued (in shares)			3,000,000		5,005,000
Technology License Agreement [Member] | Common Stock Issued For Cash - Related Party [Member]
License initial term	5 years
Automatically renewed terms	1 year
Technology License Agreement [Member] | Restricted Shares [Member] | Common Stock Issued For Cash - Related Party [Member]
Number of shares issued (in shares)	5,000,000
Number of shares issued at each renewal term (in shares)	1,000,000
Matthew Palumbo [Member]
Expenses related party transaction				6,400	$ 4,800
Marla Palumbo [Member] | General Operating Expenses [Member]
Due to related party				9,498	300
Expenses related party transaction		$ 6,000
Related party transaction repaid				6,000
Mark Palumbo [Member] | EME, Ltd. [Member]
Expenses related party transaction					2,366
Accounts payable - related party				9,857	4,373
Commissions - related party				$ 25,562	$ 28,655